Restricted Net Assets or Parent Company's Condensed Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

NOTE 19 — RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

As a result of the PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.

	As of December 31,
	2022	2021
PRC entities
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2022 and 2021*	$1,000	$1,000
Additional paid-in capital	609,601	609,601
Statutory reserves	370,683	370,683
Total restricted net assets	$981,284	$981,284

*	The share amounts are presented on a retroactive basis

There were no reportable transactions as of December 31, 2022 and 2021 as the parent company was formed in 2021 and only serves as a holding company with minimal transactions.